Subsequent Events - Additional Information (FY) (Details)						9 Months Ended		12 Months Ended
	Nov. 10, 2020 shares	Mar. 25, 2020 USD ($) $ / shares	Mar. 20, 2020 USD ($) shares	Mar. 19, 2020 USD ($) ft²	May 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 11, 2020 $ / shares
Subsequent Event [Line Items]
Payments to acquire real estate						$ 53,904,597	$ 31,171,298	$ 31,171,298	$ 0
Credit facility entered into in conjunction with acquisition of real estate					$ 35,995,000	$ 12,000,000	$ 0
Maximum borrowing capacity								$ 67,600,000
LTIP
Subsequent Event [Line Items]
Share price (in shares) | $ / shares		$ 10.00
Subsequent event
Subsequent Event [Line Items]
Proceeds from public offering			$ 99,763,225
Subsequent event | LTIP
Subsequent Event [Line Items]
Grants awarded to officers, value		$ 124,380
Annual vesting percentage		25.00%
Performance based award, target amount		$ 373,120
Share price (in shares) | $ / shares		$ 10.00
Subsequent event | Lector85 | Corporate Joint Venture | Milhaus, LLC
Subsequent Event [Line Items]
Minimum cumulative return upon redemption				35.00%
Subsequent event | 2019 Preferred Stock
Subsequent Event [Line Items]
Share price (in shares) | $ / shares										$ 10.00
Subsequent event | One Upland
Subsequent Event [Line Items]
Payments to acquire real estate				$ 103,600,000
Net rentable area | ft²				303,840
Credit facility entered into in conjunction with acquisition of real estate				$ 50,000,000
Subsequent event | Common Class A
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares			10,025,160
Subsequent event | Common Class T
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares			2,500
Subsequent event | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares			63,893
Proceeds from public offering			$ 638,926
Subsequent event | Private Placement
Subsequent Event [Line Items]
Proceeds from public offering			8,263,329
Stock issuance costs			537,633
Private placement fees			$ 162,403
Subsequent event | Private Placement | 2019 Preferred Stock
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	2,620,480		830,099
Subsequent event | Private Placement | Common Class A
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	11,799,847
Subsequent event | Private Placement | Common Class T
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares	17,516